EQUITY	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 13 – EQUITY

The Company was established under the laws of the Cayman Islands on April 24, 2018 and IEC issued 1,000 ordinary shares to Maderic. The authorized number of ordinary shares was 100,000,000 shares with par value of US$0.001 each upon establishment.

On June 30, 2018, the Company entered into two agreements with Maderic and HFO (the two then shareholders of WJ Energy): a Sale and Purchase of Shares and Receivables Agreement and a Debt Conversion Agreement (collectively, the “Restructuring Agreements”). The intention of the Restructuring Agreements was to restructure the Company’s capitalization. As a result of the transactions contemplated by the Restructuring Agreements: (i) WJ Energy (including its assets and liabilities) became a wholly-owned subsidiary of the Company, (ii) loans amounting to $21,150,000 and $3,150,000 that were owed by WJ Energy to Maderic and HFO, respectively, were converted for nominal value into ordinary shares of the Company and (iii) the Company issued an aggregate of 15,999,000 ordinary shares to Maderic and HFO. The above-mentioned transaction is accounted for as a nominal share issuance (the “Nominal Share Issuance”).

On November 8, 2019, the Company implemented a one-for-zero point three seven five (1 for 0.375) stock split of the Company’s ordinary shares by way of share consolidation under Cayman Islands law (the “Reverse Stock Split”), which in turn decreased the total of 16,000,000 issued and outstanding ordinary shares to a total of 6,000,000 issued and outstanding ordinary shares for the purpose of achieving a certain share price as part of certain listing requirements of the NYSE American. Any fractional ordinary share that would have otherwise resulted from the Reverse Stock Split was rounded up to the nearest full share. The Reverse Stock Split maintained the shareholders’ percentage ownership interests in the Company at 87.04% owned by Maderic (5,222,222 ordinary shares) and 12.96% owned by HFO (777,778 ordinary shares), out of a total of 6,000,000 issued ordinary shares. The Reverse Stock Split also increased the par value of the ordinary shares from $0.001 to $0.00267 and decreased the number of authorized ordinary shares of the Company from 100,000,000 to 37,500,000 and authorized preferred shares from 10,000,000 to 3,750,000. The Reverse Stock Split did not alter the total dollar amount of the ordinary shares of the Company. All number of shares and per share data presented in the consolidated financial statements and related notes have been retroactively restated to reflect the Reverse Stock Split stated above.

On December 19, 2019, the Company listed its ordinary shares on the NYSE American in the IPO. As a result, the Company issued a total of 1,363,637 ordinary shares at a price to the public of $11.00 per share in connection with its IPO and received net proceeds of approximately US$12.5 million, after deducting underwriting discounts and the offering expenses. Upon the completion of the IPO, the Company had a total of 7,363,637 ordinary shares.

On April 15, 2020, the Company issued 31,818 ordinary shares to ARC Group Ltd. as a compensation for the advisory services provided in connection with the Company’s initial public offering; On the same date, the Company also issued 12,500 ordinary shares to TraDigital Marketing Group, Inc. as a compensation for the digital marketing services provided in order to enhance investor awareness.

On September 7, 2021, the Company issued 35,000 ordinary shares to Frank C. Ingriselli, the President of the Company, as a compensation as per his employment contract.

On September 15, 2021, the Company issued 5,000 ordinary shares to TraDigital Marketing Group, Inc. as a compensation for the digital marketing services provided in order to enhance investor awareness.

On January 1, 2022, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank C. Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2022 and 30,000 shares vesting on January 1, 2023.

On March 3, 2022, certain of the Company’s executive officers exercised vested options to purchase restricted ordinary shares on a “net share settlement” basis. 199,259 shares were issued upon exercise.

On April 28, 2022, the Company issued 2,105 ordinary shares to Srax, Inc. as compensation for the advisory services provided in connection with the Company’s investor relations efforts.

From June 2, 2022 to June 9, 2022, L1 Capital elected to convert an aggregate of $9,600,000 principal amount of the Notes into ordinary shares at $6.00 per share. On August 18, 2022, L1 Capital elected to further convert $300,000 principal amount of the Notes into ordinary shares at $6 per share. In total, 1,650,000 ordinary shares were issued upon convertible note conversion.

On June 16, 2022, L1 Capital exercised 50,000 Warrants to purchase 50,000 ordinary shares at $6.00 per share.

On the same day, L1 Capital exercised 185,000 warrants to purchase a like number of ordinary shares at a price of $6.00 per share for proceeds to the Company of $1,110,000. On August 29, 2022, L1 Capital exercised an additional 90,000 warrants to purchase a like number of ordinary shares at a price of $6.00 per share for proceeds to the Company of $540,000. In total, 325,000 ordinary shares were issued upon warrant exercise.

On July 22, 2022, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with H.C. Wainwright & Co., LLC (the “Sales Agent”), acting as the Company’s sales agent, pursuant to which the Company may offer and sell, from time to time, to or through the Sales Agent, ordinary shares (the “ATM Shares”) having an aggregate gross offering price of up to $20,000,000. Under the ATM Agreement, the ATM Shares, if offered and sold by the Company, will be offered and sold pursuant to a prospectus dated February 16, 2021 and a prospectus supplement, dated July 22, 2022, that form a part of the Company’s shelf registration statement on Form F-3 (File No. 333-252520), which registration statement was declared effective by the Securities and Exchange Commission (“SEC”) on February 16, 2021. On August 25, 2022, the Company sold 177,763 ATM Shares at $10.7407 per share for net proceeds (after Sales Agent commissions) of $1,801,193. On August 25, 2022, the Company sold an additional 280,612 ATM Shares at $10.1090 per share for net proceeds (after Sales Agent commissions) of $2,750,449. On May 31, 2024, the New F-3 Registration Statement was declared effective. On December 18, 2024, subject to the offering limits set forth in General Instruction I.B.5 of Form F-3, we filed a prospectus supplement supplementing certain information contained in the prospectus supplement (the “ATM Prospectus Supplement”) and its accompanying base prospectus included in the New F-3 Registration Statement, relating to the offer and sale of our ordinary shares having an aggregate offering price of up to $3,850,000 (inclusive of $906,305 worth of ordinary shares from the ATM Prospectus Supplement that were unsold), through the Sales Agent, pursuant to the ATM Agreement and the ATM Amendment No.1. For the year ended December 31, 2024, we sold 3,372,825 ATM Shares for net proceeds (after Sales Agent commissions) of approximately $8,405,018.

On January 30, 2024, the Company issued 60,000 of the Company’s restricted ordinary shares to Frank Ingriselli, the Company’s President, pursuant to his employment agreement with the Company, with 30,000 shares vesting on July 1, 2024 and 30,000 shares vesting on January 1, 2025. Such ordinary shares were valued at $2.70 per share, which was based on the closing price of the shares traded on the NYSE American exchange on January 30, 2024.

On June 20, 2024, the Company issued 25,000 of the Company’s restricted ordinary shares to the Money Channel NYC, INC in exchange for services.

During the year ended December 31, 2024, total 3,372,825 ordinary shares were issued through ATM and the Company received aggregate net proceeds of $8,405,018 from January to December 2024 through issuance of ordinary shares at the ATM offering.

As of December 31, 2024, 2023 and 2022, the Company has a total of 13,600,519, 10,142,694 and 10,142,694 ordinary shares outstanding, respectively.